Fair value measurement - Disclosure of assets and liabilities not measured at fair value on a recurring basis (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	€ 5,033	€ 2,510
Not measured at fair value in statement of financial position | Total Debt, excluding Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	24,894	31,096
Financial liabilities, at fair value	22,851	31,356
Not measured at fair value in statement of financial position | Asset-backed financing
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,655	993
Financial liabilities, at fair value	1,629	993
Not measured at fair value in statement of financial position | Notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	19,265	18,493
Financial liabilities, at fair value	17,321	18,790
Not measured at fair value in statement of financial position | Borrowings from banks & Other debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,974	11,610
Financial liabilities, at fair value	3,901	11,573
Not measured at fair value in statement of financial position | Receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,447	3,391
Financial assets, at fair value	4,237	3,394
Not measured at fair value in statement of financial position | Dealer financing
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,370	1,247
Financial assets, at fair value	1,365	1,244
Not measured at fair value in statement of financial position | Retail financing
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,475	1,438
Financial assets, at fair value	2,301	1,444
Not measured at fair value in statement of financial position | Finance lease
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	7	5
Financial assets, at fair value	7	5
Not measured at fair value in statement of financial position | Other receivables from financing activities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	595	701
Financial assets, at fair value	€ 564	€ 701